Debt & Non-recourse debt - Schedule of Outstanding Borrowings (Parenthetical) (Detail) - USD ($) $ in Millions	1 Months Ended	9 Months Ended	12 Months Ended
	Nov. 30, 2016	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Debt instrument, average interest rate		5.092%	4.851%
Deferred financing costs		$ (9)	$ (10)	$ (8)
Scenario, Previously Reported
Debt Instrument [Line Items]
Debt instrument, average interest rate			4.854%
Non-recourse Debt
Debt Instrument [Line Items]
Debt instrument, average interest rate		2.453%	1.946%
Deferred financing costs		$ (6)	$ (2)
Term Loan Due 2021 [Member] | Line of Credit
Debt Instrument [Line Items]
Debt instrument, average interest rate			2.94%
Deferred financing costs			$ (2)
Debt instrument, maturity year			2021
Senior notes with a rate of 6.125%, due 2024 | Line of Credit
Debt Instrument [Line Items]
Debt instrument, stated interest rate	6.125%		6.125%
Deferred financing costs	$ (8)	$ (7)	$ (8)
Debt instrument, maturity year	2024
Senior notes with a rate of 6.125%, due 2024 | Senior Notes
Debt Instrument [Line Items]
Debt instrument, average interest rate			6.125%
Debt instrument, stated interest rate	6.125%	6.125%	6.125%
Deferred financing costs			$ (8)
Debt instrument, maturity year	2024	2024	2024
Timeshare Facility due 2019 | Non-recourse Debt
Debt Instrument [Line Items]
Debt instrument, average interest rate		2.54%	1.93%
Deferred financing costs		$ (2)	$ (3)
Debt instrument, maturity year		2019	2019
Securitized Debt with an average rate of 1.97%, due 2026 | Non-recourse Debt
Debt Instrument [Line Items]
Debt instrument, average interest rate			1.97%
Deferred financing costs			$ (2)
Debt instrument, maturity year			2026
Term loan with an average rate of 3.47%, due 2021 | Line of Credit
Debt Instrument [Line Items]
Debt instrument, average interest rate		3.48%	3.48%
Deferred financing costs		$ (2)	$ (2)
Debt instrument, maturity year		2021	2021
Securitized Debt with an average rate of 2.43%, due 2028 | Non-recourse Debt
Debt Instrument [Line Items]
Debt instrument, average interest rate		2.43%
Debt instrument, maturity year		2028
Revolving Credit Facility
Debt Instrument [Line Items]
Deferred financing costs		$ (2)	$ (2)
Revolving Credit Facility | Timeshare Facility due 2019
Debt Instrument [Line Items]
Deferred financing costs			$ (5)